Income Tax - Schedule of Current Tax (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Current Tax [Abstract]
Loss before income tax	R$ (28,074)	R$ (34,101)
Income tax recorded in the income for the year	(5,129)	(2,154)
Current tax	(7,356)	(4,515)
Deferred tax	R$ 2,227	R$ 2,361
Effective tax rate	18.26%	6.32%